Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	450,000,000	450,000,000	450,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	13,880,000	10,880,000	10,880,000
Common stock, shares outstanding	13,880,000	10,880,000	10,880,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares issued	10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, shares outstanding	10,000,000	10,000,000	10,000,000	10,000,000